UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06506

Western Asset Intermediate Muni Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2011

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET

INTERMEDIATE MUNI FUND INC.

FORM N-Q

FEBRUARY 28, 2011

Schedule of investments (unaudited)

February 28, 2011

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 98.0%
Alaska — 1.6%
Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC	8.000%	5/1/23	$1,000,000	$1,017,320	(a)
Anchorage, AK, GO, Refunding, FGIC	6.000%	10/1/14	500,000	577,520
North Slope Boro, AK, Refunding, NATL	5.000%	6/30/15	1,250,000	1,399,638
Total Alaska				2,994,478
Arkansas — 0.6%
Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project	7.000%	4/1/12	1,000,000	1,024,060	(a)
California — 4.9%
California Statewide CDA Revenue:
Lodi Memorial Hospital, CMI	5.000%	12/1/22	2,000,000	1,999,840
Proposition 1A Receivables Program	5.000%	6/15/13	3,000,000	3,177,000
Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC	9.625%	7/1/13	510,000	567,451	(b)
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	3,000,000	3,028,020
San Francisco, CA, Airport Improvement Corp., Lease Revenue, United Airlines Inc.	8.000%	7/1/13	165,000	179,870	(b)
San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital	11.500%	5/1/11	25,000	25,439	(b)
Total California				8,977,620
Colorado — 5.2%
Colorado Educational & Cultural Facilities Authority Revenue Charter School:
Bromley East Project	7.000%	9/15/20	1,000,000	1,034,740	(c)
Bromley School Project, XLCA	5.125%	9/15/20	1,155,000	1,171,516
Refunding & Improvement, University Lab School, XLCA	5.250%	6/1/24	1,350,000	1,337,188
University Lab School Project	6.125%	6/1/21	500,000	506,830	(c)
Denver, CO, Health & Hospital Authority	6.250%	12/1/16	710,000	740,452	(c)
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	2,000,000	1,837,940
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	2,000,000	2,114,840
SBC Metropolitan District, CO, GO, ACA	5.000%	12/1/25	750,000	698,048
Total Colorado				9,441,554
Connecticut — 2.1%
Connecticut State HEFA Revenue, Bristol Hospital	5.500%	7/1/21	2,000,000	1,854,300
Connecticut State Special Obligation Parking Revenue, Bradley International Airport, ACA	6.375%	7/1/12	1,855,000	1,875,257	(a)
Total Connecticut				3,729,557
Florida — 5.5%
Citizens Property Insurance Corp., FL	5.000%	6/1/16	5,000,000	5,255,850
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	2,000,000	2,056,480
Old Palm Community Development District, FL, Palm Beach Gardens	5.375%	5/1/14	1,020,000	978,894
Orange County, FL, Health Facilities Authority Revenue:
First Mortgage Healthcare Facilities	8.750%	7/1/11	145,000	145,178
Hospital Adventist Health Systems	6.250%	11/15/24	1,500,000	1,637,475	(c)
Total Florida				10,073,877
Georgia — 6.7%
Athens, GA, Housing Authority Student Housing Lease Revenue, University of Georgia East Campus, AMBAC	5.250%	12/1/23	970,000	1,042,682	(c)
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	2,000,000	2,226,740
Chatham County, GA, Hospital Authority Revenue, Hospital Memorial Health Medical Center	6.000%	1/1/17	650,000	654,212

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

February 28, 2011

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia — continued
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	$2,000,000	$1,980,680
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	1,000,000	1,063,850
Georgia Municipal Electric Authority:
Power Revenue, Refunding, AGM	5.000%	1/1/18	3,000,000	3,098,790
Power System Revenue	6.500%	1/1/12	110,000	114,879
Griffin, GA, Combined Public Utilities Revenue, Refunding & Improvement, AMBAC	5.000%	1/1/21	1,000,000	1,035,830
Metropolitan Atlanta Rapid Transit Georgia Sales Tax Revenue	7.000%	7/1/11	995,000	1,016,751	(b)
Total Georgia				12,234,414
Illinois — 2.2%
Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, AGM	5.750%	1/1/19	1,500,000	1,568,610	(a)
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	660,000	720,218	(b)
Illinois Development Finance Authority, Chicago Charter School Foundation Project A	5.250%	12/1/12	155,000	162,538	(b)
Illinois Finance Authority Revenue, Memorial Health System	5.250%	4/1/29	1,670,000	1,540,826
Total Illinois				3,992,192
Indiana — 2.8%
Ball State University, Indiana University Revenue, Student Fee, FGIC	5.750%	7/1/20	800,000	835,400	(c)
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	4,000,000	4,213,680	(d)
Total Indiana				5,049,080
Iowa — 0.2%
Muscatine, IA, Electric Revenue	9.700%	1/1/13	320,000	356,112	(b)
Kansas — 1.4%
Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light	5.250%	4/1/13	2,500,000	2,627,400	(e)
Louisiana — 0.1%
Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna	8.000%	5/15/12	105,000	110,277	(b)
Maryland — 0.3%
Maryland State Health & Higher EFA Revenue, Refunding Mercy Medical Center, AGM	6.500%	7/1/13	550,000	578,578
Massachusetts — 2.3%
Lancaster, MA, GO, AMBAC	5.375%	4/15/17	1,130,000	1,176,511
Massachusetts State DFA Revenue:
Curry College, ACA	6.000%	3/1/20	435,000	435,231
VOA Concord, GNMA-Collateralized	6.700%	10/20/21	350,000	381,398	(c)
Massachusetts State HEFA Revenue:
Caritas Christi Obligation	6.500%	7/1/12	1,040,000	1,086,810	(b)
Milford-Whitinsville Regional Hospital	6.500%	7/15/23	1,000,000	1,086,340	(c)
Total Massachusetts				4,166,290
Michigan — 7.0%
Jenison, MI, Public Schools GO, Building and Site, FGIC	5.500%	5/1/20	1,000,000	1,036,190	(c)
Michigan State Housing Development Authority Rental Housing Revenue	5.250%	10/1/24	2,640,000	2,654,784
Michigan State, Hospital Finance Authority Revenue:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

February 28, 2011

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan — continued
Oakwood Obligated Group	5.500%	11/1/18	$1,000,000	$1,022,480
Refunding, Hospital Sparrow Obligated	5.000%	11/15/12	500,000	527,000
Refunding, Hospital Sparrow Obligated	5.000%	11/15/14	1,190,000	1,280,488
Walled Lake, MI, Consolidated School District, NATL	5.000%	5/1/22	1,000,000	1,039,870
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/16	5,000,000	5,160,750	(a)
Total Michigan				12,721,562
Missouri — 1.7%
Lees Summit, MO, IDA, Health Facilities Revenue, John Knox Village	5.750%	8/15/11	405,000	414,692	(b)
Missouri State Environmental Improvement & Energy Resources Authority, KC Power & Light Co. Project	4.900%	7/1/13	2,500,000	2,600,200	(a)(e)
Total Missouri				3,014,892
Nevada — 2.2%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	4,000,000	4,088,000
New Hampshire — 3.6%
New Hampshire HEFA Revenue:
Covenant Health	6.500%	7/1/17	445,000	470,147	(c)
Covenant Health, Unrefunded Balance	6.500%	7/1/17	140,000	144,179
Healthcare Systems Covenant Health	5.000%	7/1/28	6,400,000	5,835,776
Total New Hampshire				6,450,102
New Jersey — 4.9%
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	2,000,000	2,232,540
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	4,000,000	4,081,040
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	5.875%	6/1/21	2,450,000	2,569,634	(a)
Ringwood Borough, NJ, Sewer Authority Special Obligation	9.875%	7/1/13	65,000	72,498	(b)
Total New Jersey				8,955,712
New Mexico — 1.6%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/18	1,100,000	1,278,761
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/19	1,415,000	1,546,468
Total New Mexico				2,825,229
New York — 2.9%
New York State Dormitory Authority, New York & Presbyterian Hospital, AGM	5.250%	2/15/24	3,025,000	3,169,504
New York State Thruway Authority Highway & Bridge Trust Fund Revenue, AMBAC	5.000%	4/1/21	2,000,000	2,138,040
Total New York				5,307,544
North Carolina — 1.0%
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	1,750,000	1,758,890
Ohio — 6.7%
American Municipal Power-Ohio Inc., Electricity Purchase Revenue	5.000%	2/1/13	2,000,000	2,079,120
Kettering, OH, City School District, School Improvement, AGM	5.000%	12/1/19	1,000,000	1,068,100
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.625%	6/1/18	1,000,000	1,048,650

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

February 28, 2011

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio — continued
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	$5,000,000	$4,892,300	(e)
Ohio State, GO, Conservation Project	5.250%	9/1/13	3,010,000	3,010,000	(c)
Total Ohio				12,098,170
Oklahoma — 1.4%
Grand River Dam Authority, OK, Revenue	5.000%	6/1/30	2,500,000	2,533,075
Pennsylvania — 6.8%
Conneaut, PA, School District, GO, AMBAC	9.500%	5/1/12	185,000	188,619	(b)
Harrisburg, PA, Parking Authority Parking Revenue, AGM	5.500%	5/15/20	1,000,000	1,061,110	(c)
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	2,000,000	2,062,020
Northampton County, PA, IDA Revenue, Mortgage Moravian Hall Square Project, Radian	5.500%	7/1/19	1,365,000	1,300,886
Pennsylvania State IDA Revenue, Economic Development, AMBAC	5.500%	7/1/21	1,000,000	1,034,560
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/27	2,000,000	2,072,100
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	1,000,000	1,052,580
Philadelphia, PA, Water & Wastewater, FGIC	5.250%	11/1/14	2,000,000	2,104,940
Pittsburgh, PA, School District GO, AGM	5.375%	9/1/16	1,350,000	1,537,690
Total Pennsylvania				12,414,505
Puerto Rico — 1.1%
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	2,000,000	2,014,180
Rhode Island — 0.5%
Central Falls, RI, GO, Radian	5.875%	5/15/15	1,000,000	826,830
South Carolina — 0.7%
Greenville County, SC, School District Installment Purchase, Revenue, Refunding, Building Equity	6.000%	12/1/21	1,100,000	1,209,516	(c)
Tennessee — 3.8%
Jackson, TN, Water & Sewer Revenue	7.200%	7/1/12	115,000	119,485	(b)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	2,030,000	2,004,645
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	4,940,000	4,825,096
Total Tennessee				6,949,226
Texas — 9.9%
Brazos River, TX, Harbor Navigation District, BASF Corp. Project	6.750%	2/1/12	400,000	399,280
Dallas-Fort Worth, TX, International Airport Revenue, Refunding, AGM	5.500%	11/1/20	1,000,000	1,041,910	(a)
El Paso County, TX, Housing Finance Corp., La Plaza Apartments, Subordinated	8.000%	7/1/30	250,000	220,225
El Paso County, TX, Housing Finance Corp., MFH Revenue, American Village Communities	6.250%	12/1/24	360,000	360,133
El Paso, TX, Water & Sewer Revenue:
Refunding & Improvement, AGM	6.000%	3/1/15	955,000	1,008,127	(c)
Refunding & Improvement, AGM, Unrefunded Balance	6.000%	3/1/15	45,000	47,056
Fort Worth, TX, Water & Sewer Revenue	5.625%	2/15/17	2,000,000	2,099,180	(c)
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	6,250,000	6,447,875
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	2,000,000	1,987,600
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	3,000,000	3,080,220

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

February 28, 2011

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas — continued
Southwest Higher Education Authority Inc., Southern Methodist University Project, AMBAC	5.500%	10/1/19	$1,000,000	$1,078,310	(c)
Texas State Department Housing Community Affairs Home Mortgage Revenue, RIBS, GNMA/FNMA/FHLMC-Collateralized	12.770%	7/2/24	175,000	195,352	(a)(d)(f)
Total Texas				17,965,268
Utah — 0.9%
Spanish Fork City, UT, Water Revenue:
AGM	5.500%	6/1/16	350,000	371,861	(c)
AGM, Unrefunded Balance	5.500%	6/1/16	1,135,000	1,205,154	(c)
Total Utah				1,577,015
Virginia — 2.5%
Pittsylvania County, VA, GO	5.500%	2/1/22	540,000	605,334
Pittsylvania County, VA, GO	5.500%	2/1/23	1,030,000	1,147,152
Pittsylvania County, VA, GO	5.600%	2/1/24	2,490,000	2,754,264
Total Virginia				4,506,750
Washington — 1.7%
Energy Northwest Washington Electric Revenue, Project No. 3, AGM	5.500%	7/1/18	2,000,000	2,047,380	(c)
Washington State Health Care Facilities Authority Revenue, Multicare Health System	5.750%	8/15/29	1,000,000	1,060,340
Total Washington				3,107,720
Wisconsin — 1.2%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	2,000,000	2,217,700	(a)
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $173,959,219)				177,897,375
SHORT-TERM INVESTMENTS — 2.0%
California — 0.2%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Jewish Home San Francisco, LOC-Wells Fargo Bank N.A.	0.150%	11/15/35	300,000	300,000	(g)(h)
Colorado — 1.8%
Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, LOC-Bank of America	0.210%	9/1/35	3,300,000	3,300,000	(g)(h)
TOTAL SHORT-TERM INVESTMENTS (Cost — $3,600,000)				3,600,000
TOTAL INVESTMENTS — 100.0% (Cost — $177,559,219#)				$181,497,375

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(e)	Maturity date shown represents the mandatory tender date.
(f)	Residual interest bonds—coupon varies inversely with level of short-term tax-exempt interest rates.
(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

February 28, 2011

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Abbreviations used in this schedule:
ABAG	- Association of Bay Area Governments
ACA	- American Capital Assurance - Insured Bonds
AGC	- Assured Guaranty Corporation - Insured Bonds
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
CDA	- Communities Development Authority
CMI	- California Mortgage Insurance Program - Insured Bonds
COP	- Certificates of Participation
CTFS	- Certificates
DFA	- Development Finance Agency
EFA	- Educational Facilities Authority
FGIC	- Financial Guaranty Insurance Company - Insured Bonds
FHA	- Federal Housing Administration
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
HEFA	- Health & Educational Facilities Authority
IDA	- Industrial Development Authority
INDLC	- Industrial Indemnity Company - Insured Bonds
LOC	- Letter of Credit
MFH	- Multi-Family Housing
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCR	- Pollution Control Revenue
Radian	- Radian Asset Assurance - Insured Bonds
RIBS	- Residual Interest Bonds
XLCA	- XL Capital Assurance Inc. - Insured Bonds

Summary of Investments by Industry **

Industrial revenue	19.3%
Health care	13.9
Pre-refunded/escrowed to maturity	13.7
Power	13.1
Transportation	8.6
Local general obligation	7.1
Education	5.7
Special tax obligation	5.2
Leasing	3.6
Water & sewer	2.4
Solid waste/resource recovery	2.0
Housing	1.9
Other	1.5
Short-term investments	2.0
100.0%

** As a percentage of total investments. Please note that Fund holdings are as of February 28, 2011 and are subject to change.

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

February 28, 2011

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	3.7%
AA/Aa	35.4
A	38.8
BBB/Baa	10.0
BB/Ba	1.6
B/B	0.4
A-1/VMIG 1	2.0
NR	8.1
100.0%

† As a percentage of total investments.

‡ The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”).  These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance.  Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 8 through 10 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.

C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (cont’d)

Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.

CC	—	Default of some kind appears probable.

C	—	Default is imminent or inevitable, or the issuer is in standstill.

NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2	—	Have a strong ability to repay short-term debt obligations.

P-3	—	Have an acceptable ability to repay short-term debt obligations.

NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Board of Directors authorized 100 million shares of $0.001 par value common stock.  The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities.  When reliable prices are not readily available, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$177,897,375	—	$177,897,375
Short-term investments†	—	3,600,000	—	3,600,000
Total investments	—	$181,497,375	—	$181,497,375

†See Schedule of Investments for additional detailed categorizations.

(b) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At February 28, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to schedule of investments (unaudited) (continued)

Gross unrealized appreciation	$5,673,345
Gross unrealized depreciation	(1,735,189)
Net unrealized appreciation	$3,938,156

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  April 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  April 21, 2011

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:   April 21, 2011